Expense Example {- Fidelity® Diversified International Fund} - 10.31 Fidelity Diversified International Fund K PRO-07 - Fidelity® Diversified International Fund - Fidelity Diversified International Fund-Class K
Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 93
3 years	290
5 years	504
10 years	$ 1,120